Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) SEGMENT	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | SEGMENT	1
Cash and cash equivalents maturity period	3 months
Short-term investments maturity period	1 year
Property, plant and equipment, valuation basis	cost
Property, plant and equipment, depreciation methods	Useful Life, Lease Term [Member]
Deferred offering costs	$ 0	$ 0
Amortization expense for cloud computing arrangements	$ 500,000	$ 500,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges
Expected dividend yield	0.00%	0.00%
Off-balance sheet risk description	At December 31, 2023 and 2022, the Company had no off-balance sheet risk.
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2023
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Internal-use Software
Summary Of Significant Accounting Policies [Line Items]
Expected useful life	3 years
Impairment loss implementation costs	$ 1,400,000